UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: JUNE 30, 2015

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
June 30, 2015

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-58.3%
			Consumer Discretionary-9.8%
137,800			American Eagle Outfitters, Inc.		$ 2,372,916
71,730			BorgWarner, Inc.		4,077,133
117,075			CBS Corporation - Class "B"		6,497,662
84,100			Delphi Automotive, PLC		7,156,069
70,960			Foot Locker, Inc.		4,755,030
164,650			Ford Motor Company		2,471,396
37,120			GNC Holdings, Inc. - Class "A"		1,651,098
68,900			Hanesbrands, Inc.		2,295,748
27,460			Harman International Industries, Inc.		3,266,092
48,830			Home Depot, Inc.		5,426,478
111,912		*	Jarden Corporation		5,791,446
100,100			Johnson Controls, Inc.		4,957,953
53,245			L Brands, Inc.		4,564,694
53,300			Lear Corporation		5,983,458
41,200			Magna International, Inc.		2,310,908
89,060			Newell Rubbermaid, Inc.		3,661,257
50,100			Penske Automotive Group, Inc.		2,610,711
103,900			Stein Mart, Inc.		1,087,833
61,510			Tupperware Brands Corporation		3,969,855
43,800			Walt Disney Company		4,999,332
20,975			Whirlpool Corporation		3,629,724
14,990			Wyndham Worldwide Corporation		1,227,831
					84,764,624
			Consumer Staples-5.0%
124,950			Altria Group, Inc.		6,111,304
69,995			Avon Products, Inc.		438,169
97,890			Coca-Cola Company		3,840,225
74,260			CVS Health Corporation		7,788,389
48,000			Delhaize Group (ADR)		990,240
41,700			Koninklijke Ahold NV (ADR)		786,879
103,900			Nu Skin Enterprises, Inc. - Class "A"		4,896,807
45,360			PepsiCo, Inc.		4,233,902
80,910			Philip Morris International, Inc.		6,486,555
28,400			Procter & Gamble Company		2,222,016
61,700			Tyson Foods, Inc. - Class "A"		2,630,271
43,870			Wal-Mart Stores, Inc.		3,111,699
					43,536,456
			Energy-4.2%
37,375			Anadarko Petroleum Corporation		2,917,492
9,400			Chevron Corporation		906,818
61,800			ConocoPhillips		3,795,138
67,075			Devon Energy Corporation		3,990,292
32,255			Ensco, PLC - Class "A"		718,319
54,302			ExxonMobil Corporation		4,517,926
26,500			Hess Corporation		1,772,320
1,997			Hugoton Royalty Trust		6,990
80,101			Marathon Oil Corporation		2,125,881
103,650			Marathon Petroleum Corporation		5,421,931
43,475			National Oilwell Varco, Inc.		2,098,973
25,230			Noble Corporation, PLC		388,290
26,150			Occidental Petroleum Corporation		2,033,685
31,250			Phillips 66		2,517,500
12,200			Schlumberger, Ltd.		1,051,518
94,860			Suncor Energy, Inc.		2,610,547
					36,873,620
			Financials-6.1%
69,170			American Express Company		5,375,892
39,525			Ameriprise Financial, Inc.		4,937,858
146,325			Brixmor Property Group, Inc. (REIT)		3,384,497
13,600			Citizens Financial Group, Inc.		371,416
54,810			Discover Financial Services		3,158,152
25,300			Financial Select Sector SPDR Fund (ETF)		616,814
15,600			iShares Core S&P Mid-Cap ETF (ETF)		2,339,688
33,000			iShares Russell 2000 ETF (ETF)		4,120,380
104,880			JPMorgan Chase & Company		7,106,669
15,730			Morgan Stanley		610,167
39,625			PNC Financial Services Group, Inc.		3,790,131
22,800			SPDR S&P 500 ETF Trust (ETF)		4,693,380
25,300			SPDR S&P Regional Banking (ETF)		1,117,248
108,967			Sunstone Hotel Investors, Inc. (REIT)		1,635,595
95,045			U.S. Bancorp		4,124,953
111,930			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		2,090,852
62,620			Wells Fargo & Company		3,521,749
					52,995,441
			Health Care-11.1%
109,560			Abbott Laboratories		5,377,205
91,000			AbbVie, Inc.		6,114,290
27,476		*	Allergan, PLC		8,337,867
47,930			Baxter International, Inc.		3,351,745
22,000			Cardinal Health, Inc.		1,840,300
42,932		*	Express Scripts Holding Company		3,818,372
116,480			Gilead Sciences, Inc.		13,637,478
41,700			Hill-Rom Holdings, Inc.		2,265,561
74,400			Johnson & Johnson		7,251,024
2,791		*	Mallinckrodt, PLC		328,557
19,550			McKesson Corporation		4,395,035
45,900			Medtronic, PLC		3,401,190
88,245			Merck & Company, Inc.		5,023,788
94,725		*	Mylan NV		6,428,039
32,950			Omnicare, Inc.		3,105,537
228,029			Pfizer, Inc.		7,645,812
56,675			Phibro Animal Health Corporation - Class "A"		2,206,925
70,095			Thermo Fisher Scientific, Inc.		9,095,527
68,100		*	VWR Corporation		1,820,313
28,115			Zoetis, Inc.		1,355,705
					96,800,270
			Industrials-6.1%
38,585			3M Company		5,953,666
73,960			Altra Industrial Motion Corporation		2,010,233
20,785			Caterpillar, Inc.		1,762,984
55,900			* Generac Holdings, Inc.		2,222,025
69,850			General Electric Company		1,855,914
82,725			Greenbrier Companies, Inc.		3,875,666
56,900			Honeywell International, Inc.		5,802,093
64,460			ITT Corporation		2,697,006
5,520			Lockheed Martin Corporation		1,026,168
24,900			Nielsen NV		1,114,773
51,000			Ryder System, Inc.		4,455,870
24,730			Snap-On, Inc.		3,938,253
33,110			* TAL International Group, Inc.		1,046,276
28,555			Textainer Group Holdings, Ltd.		742,716
99,550			Textron, Inc.		4,442,917
75,875			Tyco International, PLC		2,919,670
17,360		*	United Rentals, Inc.		1,521,083
45,530			United Technologies Corporation		5,050,643
19,200		*	Univar, Inc.		499,776
					52,937,732
			Information Technology-11.7%
85,705			Apple, Inc.		10,749,550
89,175		*	ARRIS Group, Inc.		2,728,755
57,525			Avago Technologies, Ltd.		7,646,798
39,175			CDW Corporation		1,342,919
240,300			Cisco Systems, Inc.		6,598,638
26,600		*	eBay, Inc.		1,602,384
231,600			EMC Corporation		6,111,924
128,905			Hewlett-Packard Company		3,868,439
161,175			Intel Corporation		4,902,138
43,300			International Business Machines Corporation		7,043,178
138,885			Juniper Networks, Inc.		3,606,843
176,450			Mentor Graphics Corporation		4,663,573
80,980			Methode Electronics, Inc.		2,222,901
172,185			Microsoft Corporation		7,601,968
44,040		*	NXP Semiconductors NV		4,324,728
95,690			Oracle Corporation		3,856,307
59,160		*	PTC, Inc.		2,426,743
60,000		*	Qorvo, Inc.		4,816,200
67,420			QUALCOMM, Inc.		4,222,515
125,050			Symantec Corporation		2,907,413
51,200		*	Synaptics, Inc.		4,440,832
48,610			TE Connectivity, Ltd.		3,125,623
20,400		*	Yahoo!, Inc.		801,516
					101,611,885
			Materials-2.0%
67,610			Cytec Industries, Inc.		4,092,433
74,500			International Paper Company		3,545,455
96,300			MeadWestvaco Corporation		4,544,397
10,730			Praxair, Inc.		1,282,772
36,810			RPM International, Inc.		1,802,586
91,285		*	Trinseo SA		2,450,089
					17,717,732
			Telecommunication Services-1.2%
130,500			AT&T, Inc.		4,635,360
116,225			Verizon Communications, Inc.		5,417,247
					10,052,607
			Utilities-1.1%
30,000			AGL Resources, Inc.		1,396,800
122,110		*	Dynegy, Inc.		3,571,717
117,400			Exelon Corporation		3,688,708
21,845			NiSource, Inc.		995,914
					9,653,139
Total Value of Common Stocks (cost $324,855,463)					506,943,506
			CORPORATE BONDS-22.5%
			Agriculture-.1%
$1,100	M		Cargill, Inc., 6%, 11/27/2017	(a)	1,215,712
			Automotive-.4%
2,100	M		Johnson Controls, Inc., 5%, 3/30/2020		2,307,734
1,000	M		Volkswagen Group of America Finance, LLC, 1.65%, 5/22/2018	(a)	1,000,808
					3,308,542
			Chemicals-1.1%
2,000	M		Agrium, Inc., 3.375%, 3/15/2025		1,905,488
2,000	M		CF Industries, Inc., 3.45%, 6/1/2023		1,939,712
2,000	M		Dow Chemical Co., 4.25%, 11/15/2020		2,138,514
1,000	M		Lubrizol Corp., 8.875%, 2/1/2019		1,229,372
2,100	M		LyondellBasell Industries NV, 6%, 11/15/2021		2,406,896
					9,619,982
			Consumer Durables-.2%
1,500	M		Newell Rubbermaid, Inc., 4.7%, 8/15/2020		1,640,081
			Energy-1.9%
1,600	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	1,741,691
2,000	M		Continental Resources, Inc., 5%, 9/15/2022		1,963,762
1,000	M		DCP Midstream Operating, LP, 2.5%, 12/1/2017		969,576
2,000	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021		2,053,788
1,100	M		Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		1,037,685
1,600	M		Nabors Industries, Inc., 6.15%, 2/15/2018		1,728,790
1,000	M		ONEOK Partners, LP, 3.375%, 10/1/2022		921,410
1,500	M		Spectra Energy Capital, LLC, 6.2%, 4/15/2018		1,639,764
1,000	M		Suncor Energy, Inc., 6.1%, 6/1/2018		1,115,916
1,600	M		Valero Energy Corp., 9.375%, 3/15/2019		1,970,683
1,500	M		Weatherford International, LLC., 6.35%, 6/15/2017		1,607,144
					16,750,209
			Financial Services-3.7%
			American Express Co.:
500	M		6.15%, 8/28/2017		547,428
1,100	M		7%, 3/19/2018		1,248,294
1,000	M		4.05%, 12/3/2042		931,227
2,000	M		American International Group, Inc., 6.4%, 12/15/2020		2,380,482
2,000	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020		2,261,984
2,500	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		2,456,277
1,000	M		Berkshire Hathaway, Inc., 3.4%, 1/31/2022		1,043,074
2,100	M		BlackRock, Inc., 5%, 12/10/2019		2,346,265
1,000	M		CoBank ACB, 7.875%, 4/16/2018	(a)	1,154,475
			ERAC USA Finance, LLC:
1,000	M		6.375%, 10/15/2017	(a)	1,099,853
1,000	M		4.5%, 8/16/2021	(a)	1,081,062
1,000	M		3.3%, 10/15/2022	(a)	982,392
2,000	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		2,444,742
			General Electric Capital Corp.:
1,000	M		5.625%, 9/15/2017		1,089,272
2,000	M		4.65%, 10/17/2021		2,193,112
1,500	M		6.75%, 3/15/2032		1,950,554
2,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	2,153,140
1,000	M		Protective Life Corp., 7.375%, 10/15/2019		1,185,264
2,000	M		Prudential Financial, Inc., 7.375%, 6/15/2019		2,373,398
1,000	M		Siemens Financieringsmaatschappij NV, 5.75%, 10/17/2016	(a)	1,061,521
					31,983,816
			Financials-5.1%
			Bank of America Corp.:
3,600	M		5.65%, 5/1/2018		3,957,232
1,000	M		5.875%, 2/7/2042		1,157,395
			Barclays Bank, PLC:
1,100	M		6.75%, 5/22/2019		1,276,280
1,000	M		5.125%, 1/8/2020		1,112,988
2,000	M		Capital One Financial Corp., 3.2%, 2/5/2025		1,895,624
			Citigroup, Inc.:
3,600	M		6.125%, 11/21/2017		3,962,113
1,000	M		8.5%, 5/22/2019		1,220,734
2,500	M		Deutsche Bank AG London, 3.7%, 5/30/2024		2,473,482
2,500	M		Fifth Third Bancorp, 3.5%, 3/15/2022		2,546,465
			Goldman Sachs Group, Inc.:
2,700	M		5.375%, 3/15/2020		3,008,391
1,000	M		3.625%, 1/22/2023		994,668
1,000	M		6.125%, 2/15/2033		1,194,970
			JPMorgan Chase & Co.:
3,100	M		6%, 1/15/2018		3,415,850
1,000	M		4.5%, 1/24/2022		1,072,588
			Morgan Stanley:
2,550	M		6.625%, 4/1/2018		2,862,332
2,000	M		5.5%, 7/28/2021		2,257,942
1,600	M		SunTrust Banks, Inc., 6%, 9/11/2017		1,747,530
2,000	M		U.S. Bancorp., 3.6%, 9/11/2024		2,012,870
1,500	M		UBS AG, 4.875%, 8/4/2020		1,660,067
			Wells Fargo & Co.:
1,600	M		4.6%, 4/1/2021		1,754,098
2,500	M		3.45%, 2/13/2023		2,488,938
					44,072,557
			Food/Beverage/Tobacco-1.6%
1,000	M		Altria Group, Inc., 5.375%, 1/31/2044		1,061,657
1,100	M		Anheuser -Busch InBev SA/NV, 4.625%, 2/1/2044		1,109,844
1,000	M		Anheuser -Busch InBev Worldwide, Inc., 6.875%, 11/15/2019		1,194,566
1,750	M		Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		2,119,157
1,500	M		Diageo Capital, PLC, 5.75%, 10/23/2017		1,637,688
1,000	M		Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		1,135,860
1,000	M		Ingredion, Inc., 4.625%, 11/1/2020		1,072,612
1,500	M		PepsiCo, Inc., 5%, 6/1/2018		1,645,823
1,000	M		Philip Morris International, Inc., 5.65%, 5/16/2018		1,110,990
1,500	M		SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	1,551,225
					13,639,422
			Forest Products/Containers-.2%
2,000	M		Rock-Tenn Co., 4.9%, 3/1/2022		2,156,628
			Health Care-.8%
2,100	M		Biogen, Inc., 6.875%, 3/1/2018		2,377,672
2,100	M		Express Scripts Holding Co., 4.75%, 11/15/2021		2,281,866
1,000	M		Laboratory Corp. of America Holdings, 3.2%, 2/1/2022		987,342
1,000	M		Mylan, Inc., 3.125%, 1/15/2023	(a)	955,766
					6,602,646
			Information Technology-.4%
2,500	M		Apple, Inc., 2.5%, 2/9/2025		2,347,207
1,000	M		Harris Corp., 4.4%, 12/15/2020		1,073,116
					3,420,323
			Manufacturing-.5%
1,000	M		CRH America, Inc., 8.125%, 7/15/2018		1,173,626
1,100	M		Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		1,251,485
2,000	M		Tyco Electronics Group SA, 6.55%, 10/1/2017		2,220,334
					4,645,445
			Media-Broadcasting-1.1%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	1,221,517
1,850	M		CBS Corp., 3.375%, 3/1/2022		1,830,209
			Comcast Corp.:
1,600	M		5.15%, 3/1/2020		1,802,206
2,000	M		4.25%, 1/15/2033		1,956,800
2,500	M		DirecTV Holdings, LLC, 3.8%, 3/15/2022		2,518,072
					9,328,804
			Media-Diversified-.2%
1,000	M		McGraw-Hill Financial, Inc., 5.9%, 11/15/2017		1,092,923
1,000	M		Time Warner, Inc., 3.6%, 7/15/2025		974,706
					2,067,629
			Metals/Mining-.9%
1,500	M		Alcoa, Inc., 6.15%, 8/15/2020		1,635,747
1,600	M		ArcelorMittal, 6.125%, 6/1/2018		1,708,000
1,000	M		Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)	1,051,582
1,500	M		Newmont Mining Corp., 5.125%, 10/1/2019		1,631,111
1,600	M		Vale Overseas, Ltd., 5.625%, 9/15/2019		1,734,464
					7,760,904
			Real Estate Investment Trusts-1.4%
1,500	M		Boston Properties, LP, 5.875%, 10/15/2019		1,704,651
1,500	M		Digital Realty Trust, LP, 5.25%, 3/15/2021		1,643,572
2,000	M		HCP, Inc., 5.375%, 2/1/2021		2,209,040
2,000	M		ProLogis, LP, 3.35%, 2/1/2021		2,045,432
2,000	M		Simon Property Group, LP, 3.375%, 10/1/2024		1,989,486
2,600	M		Ventas Realty, LP, 4.75%, 6/1/2021		2,820,771
					12,412,952
			Retail-General Merchandise-.5%
1,000	M		Amazon.com, Inc., 4.8%, 12/5/2034		996,406
1,500	M		GAP, Inc., 5.95%, 4/12/2021		1,696,028
1,000	M		Home Depot, Inc., 5.875%, 12/16/2036		1,205,971
					3,898,405
			Telecommunications-.3%
2,100	M		Verizon Communications, Inc., 5.15%, 9/15/2023		2,303,041
			Transportation-.7%
2,000	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		2,158,392
1,000	M		Con-way, Inc., 7.25%, 1/15/2018		1,115,932
			GATX Corp.:
1,000	M		4.75%, 6/15/2022		1,064,395
1,000	M		5.2%, 3/15/2044		1,015,030
1,000	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	1,058,286
					6,412,035
			Utilities-1.4%
2,000	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044		1,937,664
1,000	M		E.ON International Finance BV, 5.8%, 4/30/2018	(a)	1,107,687
1,000	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044		1,004,583
1,500	M		Exelon Generation Co., LLC, 5.2%, 10/1/2019		1,651,289
2,000	M		Ohio Power Co., 5.375%, 10/1/2021		2,283,408
2,000	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044		1,888,042
1,100	M		Sempra Energy, 9.8%, 2/15/2019		1,382,659
1,000	M		South Carolina Electric & Gas Co., 5.45%, 2/1/2041		1,132,078
					12,387,410
Total Value of Corporate Bonds (cost $196,981,597)					195,626,543
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-4.5%
			Fannie Mae-3.2%
973	M		2.5%, 2/1/2030 - 4/1/2030		986,362
4,661	M		3%, 3/1/2027 - 7/14/2045	(b)	4,723,210
6,892	M		3.5%, 11/1/2028 - 7/14/2045	(b)	7,136,777
5,457	M		4%, 12/1/2040 - 7/14/2045	(b)	5,797,721
1,605	M		4.5%, 9/1/2040	(b)	1,750,216
3,471	M		5%, 4/1/2040 - 3/1/2042	(b)	3,875,020
1,286	M		5.5%, 5/1/2033 - 10/1/2039		1,454,797
1,020	M		6%, 5/1/2036 - 10/1/2040		1,162,488
412	M		6.5%, 11/1/2033 - 6/1/2036		473,844
634	M		7%, 3/1/2032 - 8/1/2032		703,732
					28,064,167
			Freddie Mac-1.3%
3,094	M		3.5%, 8/1/2026 - 7/1/2044		3,230,586
3,099	M		4%, 11/1/2040 - 4/1/2045		3,289,666
2,419	M		4.5%, 10/1/2040 - 5/1/2044		2,634,908
1,605	M		5.5%, 5/1/2038 - 10/1/2039		1,824,370
					10,979,530
Total Value of Residential Mortgage-Backed Securities (cost $38,645,479)					39,043,697
			U.S. GOVERNMENT OBLIGATIONS-4.3%
3,500	M		U.S. Treasury Bonds, 3.125%, 8/15/2044		3,506,290
			U.S. Treasury Notes:
14,000	M		0.06%, 1/31/2016	+	14,000,308
4,000	M		0.099%, 1/31/2017	+	4,002,428
3,500	M		2%, 2/15/2023		3,461,994
12,000	M		0.625%, 1/15/2024 (TIPS)		12,390,565
Total Value of U.S. Government Obligations (cost $37,985,640)					37,361,585
			MUNICIPAL BONDS-2.5%
1,155	M		Boston, MA GO, 5%, 4/1/2024		1,416,065
1,500	M		Citizens Property Ins. Corp. FL, 5%, 6/1/2025		1,741,455
1,555	M		Crystal City, TX Indep. Sch. Dist. GO, 5%, 2/15/2034	(b)	1,771,409
2,370	M		Duncanville, TX Indep. Sch. Dist. GO, 5%, 2/15/2025		2,865,282
345	M		Franklin Cnty, OH Hosp. Facs. Rev., 4.125%, 5/15/2045		337,441
1,845	M		Jackson, MS State Univ. Edl. Bldg. Corp. Rev., 5%, 3/1/2031		2,075,108
2,900	M		New York City, NY Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev., 5%, 6/15/2039		3,248,812
3,210	M		Pennsylvania State GO, 5%, 8/15/2022		3,727,067
1,300	M		Texas State Trans. Comn., 5%, 10/1/2027		1,560,052
1,185	M		Virginia State GO, 5%, 6/1/2028		1,432,144
1,750	M		Yale University, CT, 2.086%, 4/15/2019		1,769,350
Total Value of Municipal Bonds (cost $22,030,694)					21,944,185
			U.S. GOVERNMENT AGENCY OBLIGATIONS-1.5%
			Fannie Mae:
6,000	M		1.75%, 11/26/2019		6,035,328
2,250	M		2.36%, 12/14/2022		2,215,163
			Freddie Mac:
1,000	M		5.125%, 10/18/2016		1,061,334
1,000	M		1.25%, 5/12/2017		1,011,459
1,500	M		5.125%, 11/17/2017		1,650,883
1,000	M		Federal Home Loan Bank, 1.25%, 7/30/2019		999,947
Total Value of U.S. Government Agency Obligations (cost $13,142,583)					12,974,114
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-6.7%
			Federal Home Loan Bank:
3,400	M		0.04%, 7/6/2015		3,399,997
7,000	M		0.06%, 7/17/2015		6,999,972
5,000	M		0.045%, 7/31/2015		4,999,960
8,500	M		0.06%, 8/7/2015		8,499,737
6,500	M		0.065%, 8/7/2015		6,499,798
14,000	M		0.085%, 8/11/2015		13,999,524
			Freddie Mac:
12,000	M		0.06%, 7/7/2015		11,999,976
2,100	M		0.06%, 7/20/2015		2,099,990
Total Value of Short-Term U.S. Government Agency Obilgations (cost $58,497,107)					58,498,954
Total Value of Investments (cost $692,138,563)			100.3%		872,392,584
Excess of Liabilities Over Other Assets			(.3)		(2,184,686)
Net Assets			100.0%		$ 870,207,898

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under Rule
144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2015, the Fund held fifteen 144A securities with an aggregate value of $18,436,717 representing 2.1% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2015.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
GO General Obligation
REIT Real Estate Investment Trust
TIPS Treasury Inflation-Protected Securities

At June 30, 2015, the cost of investments for federal income tax purposes was
$693,383,091. Accumulated net unrealized appreciation on investments was
$179,009,493, consisting of $191,600,887 gross unrealized appreciation and
$12,591,394 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$506,943,506	$-	$-	$506,943,506
Corporate Bonds	-	195,626,543	-	195,626,543
Residential Mortgage-Backed
Securities	-	39,043,697	-	39,043,697
U.S. Government
Obligations	-	37,361,585	-	37,361,585
Municipal Bonds	-	21,944,185	-	21,944,185
U.S. Government Agency
Obligations	-	12,974,114	-	12,974,114
Short-Term U.S. Government
Agency Obligations	-	58,498,954	-	58,498,954
Total Investments in Securities*	$506,943,506	$365,449,078	$-	$872,392,584

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
June 30, 2015

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-94.4%
			Consumer Discretionary-12.3%
125,000			American Eagle Outfitters, Inc.	$ 2,152,500
20,000			BorgWarner, Inc.	1,136,800
45,568			CBS Corporation - Class "B"	2,529,024
127,700			Comcast Corporation - Special Shares "A"	7,654,338
34,300			CST Brands, Inc.	1,339,758
50,000			Delphi Automotive, PLC	4,254,500
200,000			Ford Motor Company	3,002,000
180,000			Hanesbrands, Inc.	5,997,600
20,800			Harman International Industries, Inc.	2,473,952
42,200			Home Depot, Inc.	4,689,686
60,000			Johnson Controls, Inc.	2,971,800
44,000			Lear Corporation	4,939,440
36,100			McDonald's Corporation	3,432,027
82,400			Newell Rubbermaid, Inc.	3,387,464
247,300			Regal Entertainment Group - Class "A"	5,171,043
67,133			Time Warner, Inc.	5,868,096
53,500			Tupperware Brands Corporation	3,452,890
26,900			Walt Disney Company	3,070,366
18,800			Whirlpool Corporation	3,253,340
				70,776,624
			Consumer Staples-8.7%
185,000			Altria Group, Inc.	9,048,350
79,200			Coca-Cola Company	3,107,016
76,700			CVS Health Corporation	8,044,296
20,000			Dr. Pepper Snapple Group, Inc.	1,458,000
23,300			Kimberly-Clark Corporation	2,469,101
28,066			Kraft Foods Group, Inc.	2,389,539
65,000			Nu Skin Enterprises, Inc. - Class "A"	3,063,450
63,500			PepsiCo, Inc.	5,927,090
84,500			Philip Morris International, Inc.	6,774,365
72,900			Procter & Gamble Company	5,703,696
34,400			Wal-Mart Stores, Inc.	2,439,992
				50,424,895
			Energy-8.2%
67,600		*	Black Stone Minerals, LP	1,164,072
74,400			Chevron Corporation	7,177,368
101,500			ConocoPhillips	6,233,115
48,000			Devon Energy Corporation	2,855,520
95,800			Enable Midstream Partners, LP	1,530,884
66,900			ExxonMobil Corporation	5,566,080
49,600			Halliburton Company	2,136,272
79,600			Marathon Oil Corporation	2,112,584
75,400			Marathon Petroleum Corporation	3,944,174
74,500			Occidental Petroleum Corporation	5,793,865
65,500			Royal Dutch Shell, PLC - Class "A" (ADR)	3,734,155
46,300			Suncor Energy, Inc.	1,274,176
62,500			Williams Companies, Inc.	3,586,875
				47,109,140
			Financials-19.1%
52,600			ACE, Ltd.	5,348,368
146,800			AllianceBernstein Holding, LP	4,335,004
35,000			American Express Company	2,720,200
16,300			Ameriprise Financial, Inc.	2,036,359
115,000			Bank of New York Mellon Corporation	4,826,550
151,900			Berkshire Hills Bancorp, Inc.	4,326,112
196,400			Brixmor Property Group, Inc. (REIT)	4,542,732
65,000			Chesapeake Lodging Trust (REIT)	1,981,200
33,556			Chubb Corporation	3,192,518
65,000			Discover Financial Services	3,745,300
250,000			Financial Select Sector SPDR Fund (ETF)	6,095,000
54,600			Invesco, Ltd.	2,046,954
95,000			iShares S&P U.S. Preferred Stock Index Fund (ETF)	3,721,150
35,000			iShares U.S. Real Estate ETF (ETF)	2,495,500
127,800			JPMorgan Chase & Company	8,659,728
155,000			MetLife, Inc.	8,678,450
88,700			Oritani Financial Corporation	1,423,635
128,889			Outfront Media, Inc.	3,253,158
52,900			PNC Financial Services Group, Inc.	5,059,885
36,700			Select Income REIT (REIT)	757,488
60,000			SPDR S&P Regional Banking (ETF)	2,649,600
249,300			Sterling Bancorp	3,664,710
27,800			Travelers Companies, Inc.	2,687,148
103,300			U.S. Bancorp	4,483,220
158,900			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	2,968,252
183,500			Wells Fargo & Company	10,320,040
304,900			WP Glimcher, Inc.	4,125,297
				110,143,558
			Health Care-13.6%
43,600			Abbott Laboratories	2,139,888
101,100			AbbVie, Inc.	6,792,909
11,740		*	Allergan, PLC	3,562,620
45,100			Baxter International, Inc.	3,153,843
30,000			Gilead Sciences, Inc.	3,512,400
52,400			GlaxoSmithKline, PLC (ADR)	2,182,460
96,400			Johnson & Johnson	9,395,144
22,000			McKesson Corporation	4,945,820
50,094			Medtronic, PLC	3,711,965
185,211			Merck & Company, Inc.	10,544,062
70,000			Omnicare, Inc.	6,597,500
15,900			Perrigo Company, PLC	2,938,797
404,224			Pfizer, Inc.	13,553,631
25,500			Thermo Fisher Scientific, Inc.	3,308,880
51,952			Zoetis, Inc.	2,505,125
				78,845,044
			Industrials-11.4%
28,600			3M Company	4,412,980
47,000			A.O. Smith Corporation	3,383,060
34,637			ADT Corporation	1,162,764
48,000			Altra Industrial Motion Corporation	1,304,640
40,000			Eaton Corporation, PLC	2,699,600
15,000			G&K Services, Inc. - Class "A"	1,037,100
30,000		*	Generac Holdings, Inc.	1,192,500
17,800			General Dynamics Corporation	2,522,082
396,400			General Electric Company	10,532,348
25,800			Greenbrier Companies, Inc.	1,208,730
61,900			Honeywell International, Inc.	6,311,943
40,000			Industrial Select Sector SPDR Fund (ETF)	2,162,400
91,450			ITT Corporation	3,826,268
65,000			KAR Auction Services, Inc.	2,431,000
19,000			Lockheed Martin Corporation	3,532,100
65,000			Nielsen NV	2,910,050
20,000			Snap-On, Inc.	3,185,000
64,075			Tyco International, PLC	2,465,606
41,700			United Parcel Service, Inc. - Class "B"	4,041,147
47,500			United Technologies Corporation	5,269,175
				65,590,493
			Information Technology-9.8%
59,900			Apple, Inc.	7,512,958
21,600			Automatic Data Processing, Inc.	1,732,968
25,000			Avago Technologies, Ltd.	3,323,250
292,100			Cisco Systems, Inc.	8,021,066
90,000			EMC Corporation	2,375,100
244,700			Intel Corporation	7,442,551
71,700			Intersil Corporation - Class "A"	896,967
60,000			Juniper Networks, Inc.	1,558,200
62,000			Lexmark International Group, Inc. - Class "A"	2,740,400
104,100			Mentor Graphics Corporation	2,751,363
46,800			Methode Electronics, Inc.	1,284,660
40,000			Microchip Technology, Inc.	1,897,000
220,000			Microsoft Corporation	9,713,000
42,800			QUALCOMM, Inc.	2,680,564
39,200			TE Connectivity, Ltd.	2,520,560
				56,450,607
			Materials-3.8%
36,600			Cytec Industries, Inc.	2,215,398
96,900			Dow Chemical Company	4,958,373
47,600			DuPont (E.I.) de Nemours & Company	3,044,020
95,900			International Paper Company	4,563,881
31,700			LyondellBasell Industries NV - Class "A"	3,281,584
55,000			MeadWestvaco Corporation	2,595,450
45,000			Olin Corporation	1,212,750
				21,871,456
			Telecommunication Services-3.1%
210,730			AT&T, Inc.	7,485,130
226,800			Verizon Communications, Inc.	10,571,148
				18,056,278
			Utilities-4.4%
64,500			American Electric Power Company, Inc.	3,416,565
135,000			CenterPoint Energy, Inc.	2,569,050
40,000			Dominion Resources, Inc.	2,674,800
40,000			Duke Energy Corporation	2,824,800
65,000			Exelon Corporation	2,042,300
30,100			NextEra Energy, Inc.	2,950,703
49,000			Portland General Electric Company	1,624,840
155,000			PPL Corporation	4,567,850
76,200			Vectren Corporation	2,932,176
				25,603,084
Total Value of Common Stocks (cost $398,216,816)				544,871,179
			PREFERRED STOCKS-1.5%
			Financials-1.2%
800			Citizens Financial Group, Inc., Series A, 5.5%, 2049	779,500
50,500			Digital Realty Trust, Inc., Series G, 5.875%, 2049 (REIT)	1,194,325
102,800			JPMorgan Chase & Co., Series Y, 6.125%, 2020	2,560,748
			Urstadt Biddle Properties, Inc. (REIT):
46,000			Series F, 7.125%, 2049	1,207,960
49,000			Series G, 6.75%, 2049	1,297,520
				7,040,053
			Health Care-.3%
1,600			Allergan, PLC, Series A, 5.5%, 2018	1,668,128
Total Value of Preferred Stocks (cost $8,621,346)				8,708,181
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.6%
			Federal Home Loan Bank:
$ 1,630	M		0.06%, 8/5/2015	1,629,953
15,000	M		0.06%, 8/7/2015	14,999,535
2,500	M		0.07%, 8/7/2015	2,499,922
1,500	M		0.045%, 8/18/2015	1,499,940
Total Value of Short-Term U.S. Government Agency Obligations (cost $20,628,710)				20,629,350
Total Value of Investments (cost $427,466,872)			99.5%	574,208,710
Other Assets, Less Liabilities			.5	2,908,938
Net Assets			100.0%	$ 577,117,648

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2015, the cost of investments for federal income tax purposes was $427,542,151. Accumulated net unrealized appreciation on investments was $146,666,559, consisting of $156,367,981 gross unrealized appreciation and $9,701,422 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$544,871,179	$-	$-	$544,871,179
Preferred Stocks	8,708,181	-	-	8,708,181
Short-Term U.S Government
Agency Obligations	-	20,629,350	-	20,629,350
Total Investments in Securities*	$553,579,360	$20,629,350	$-	$574,208,710

* The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
June 30, 2015

Shares		Security	Value
		COMMON STOCKS-99.8%
		Consumer Discretionary-16.6%
500,000		American Eagle Outfitters, Inc.	$8,610,000
260,000		BorgWarner, Inc.	14,778,400
425,000		CBS Corporation - Class "B"	23,587,500
305,000		Delphi Automotive, PLC	25,952,450
260,000		Foot Locker, Inc.	17,422,600
600,000		Ford Motor Company	9,006,000
135,000		GNC Holdings, Inc. - Class "A"	6,004,800
250,000		Hanesbrands, Inc.	8,330,000
100,000		Harman International Industries, Inc.	11,894,000
180,000		Home Depot, Inc.	20,003,400
405,600	*	Jarden Corporation	20,989,800
365,000		Johnson Controls, Inc.	18,078,450
200,000		L Brands, Inc.	17,146,000
195,000		Lear Corporation	21,890,700
148,400		Magna International, Inc.	8,323,756
325,000		Newell Rubbermaid, Inc.	13,360,750
176,300		Penske Automotive Group, Inc.	9,186,993
375,000		Stein Mart, Inc.	3,926,250
225,000		Tupperware Brands Corporation	14,521,500
160,000		Walt Disney Company	18,262,400
76,800		Whirlpool Corporation	13,290,240
55,000		Wyndham Worldwide Corporation	4,505,050
			309,071,039
		Consumer Staples-8.5%
450,000		Altria Group, Inc.	22,009,500
250,000		Avon Products, Inc.	1,565,000
360,000		Coca-Cola Company	14,122,800
270,000		CVS Health Corporation	28,317,600
173,400		Delhaize Group (ADR)	3,577,242
150,000		Koninklijke Ahold N.V. (ADR)	2,830,500
375,000		Nu Skin Enterprises, Inc. - Class "A"	17,673,750
165,000		PepsiCo, Inc.	15,401,100
295,000		Philip Morris International, Inc.	23,650,150
105,000		Procter & Gamble Company	8,215,200
225,000		Tyson Foods, Inc. - Class "A"	9,591,750
160,000		Wal-Mart Stores, Inc.	11,348,800
			158,303,392
		Energy-7.4%
138,000		Anadarko Petroleum Corporation	10,772,280
35,000		Chevron Corporation	3,376,450
230,000		ConocoPhillips	14,124,300
245,000		Devon Energy Corporation	14,575,050
125,000		Ensco, PLC - Class "A"	2,783,750
200,000		ExxonMobil Corporation	16,640,000
100,000		Hess Corporation	6,688,000
6,920		Hugoton Royalty Trust	24,220
300,000		Marathon Oil Corporation	7,962,000
379,998		Marathon Petroleum Corporation	19,877,695
160,000		National Oilwell Varco, Inc.	7,724,800
93,100		Noble Corporation, PLC	1,432,809
100,000		Occidental Petroleum Corporation	7,777,000
115,000		Phillips 66	9,264,400
48,300		Schlumberger, Ltd.	4,162,977
350,200		Suncor Energy, Inc.	9,637,504
			136,823,235
		Financials-10.6%
250,000		American Express Company	19,430,000
140,000		Ameriprise Financial, Inc.	17,490,200
532,500		Brixmor Property Group, Inc. (REIT)	12,316,725
50,000		Citizens Financial Group, Inc.	1,365,500
200,000		Discover Financial Services	11,524,000
100,000		Financial Select Sector SPDR Fund (ETF)	2,438,000
60,000		iShares Core S&P Mid-Cap ETF (ETF)	8,998,800
120,000		iShares Russell 2000 ETF (ETF)	14,983,200
396,730		JPMorgan Chase & Company	26,882,425
56,300		Morgan Stanley	2,183,877
150,000		PNC Financial Services Group, Inc.	14,347,500
85,000		SPDR S&P 500 ETF Trust (ETF)	17,497,250
100,000		SPDR S&P Regional Banking (ETF)	4,416,000
396,339		Sunstone Hotel Investors, Inc. (REIT)	5,949,048
355,000		U.S. Bancorp	15,407,000
400,000		Urstadt Biddle Properties, Inc. - Class "A" (REIT)	7,472,000
237,050		Wells Fargo & Company	13,331,692
			196,033,217
		Health Care-19.0%
400,000		Abbott Laboratories	19,632,000
335,000		AbbVie, Inc.	22,508,650
100,000	*	Allergan, PLC	30,346,000
175,000		Baxter International, Inc.	12,237,750
80,000		Cardinal Health, Inc.	6,692,000
160,000	*	Express Scripts Holding Company	14,230,400
420,000		Gilead Sciences, Inc.	49,173,600
150,000		Hill-Rom Holdings, Inc.	8,149,500
270,625		Johnson & Johnson	26,375,112
9,375	*	Mallinckrodt, PLC	1,103,625
70,900		McKesson Corporation	15,939,029
167,960		Medtronic, PLC	12,445,836
325,000		Merck & Company, Inc.	18,502,250
350,000	*	Mylan NV	23,751,000
120,000		Omnicare, Inc.	11,310,000
829,301		Pfizer, Inc.	27,806,463
207,800		Phibro Animal Health Corporation - Class "A"	8,091,732
260,000		Thermo Fisher Scientific, Inc.	33,737,600
246,800	*	VWR Corporation	6,596,964
103,905		Zoetis, Inc.	5,010,299
			353,639,810
		Industrials-10.4%
140,000		3M Company	21,602,000
270,000		Altra Industrial Motion Corporation	7,338,600
77,000		Caterpillar, Inc.	6,531,140
200,000	*	Generac Holdings, Inc.	7,950,000
250,000		General Electric Company	6,642,500
300,000		Greenbrier Companies, Inc.	14,055,000
209,700		Honeywell International, Inc.	21,383,109
225,000		ITT Corporation	9,414,000
20,000		Lockheed Martin Corporation	3,718,000
90,300		Nielsen NV	4,042,731
185,000		Ryder System, Inc.	16,163,450
90,000		Snap-On, Inc.	14,332,500
125,100	*	TAL International Group, Inc.	3,953,160
110,000		Textainer Group Holdings, Ltd.	2,861,100
361,200		Textron, Inc.	16,120,356
275,000		Tyco International, PLC	10,582,000
63,100	*	United Rentals, Inc.	5,528,822
165,000		United Technologies Corporation	18,303,450
68,400	*	Univar, Inc.	1,780,452
			192,302,370
		Information Technology-19.9%
310,000		Apple, Inc.	38,881,750
325,000	*	ARRIS Group, Inc.	9,945,000
210,000		Avago Technologies, Ltd.	27,915,300
140,000		CDW Corporation	4,799,200
875,000		Cisco Systems, Inc.	24,027,500
100,000	*	eBay, Inc.	6,024,000
850,000		EMC Corporation	22,431,500
475,000		Hewlett-Packard Company	14,254,750
583,775		Intel Corporation	17,755,517
151,425		International Business Machines Corporation	24,630,790
500,000		Juniper Networks, Inc.	12,985,000
625,000		Mentor Graphics Corporation	16,518,750
290,900		Methode Electronics, Inc.	7,985,205
625,000		Microsoft Corporation	27,593,750
160,000	*	NXP Semiconductors NV	15,712,000
350,000		Oracle Corporation	14,105,000
210,000	*	PTC, Inc.	8,614,200
220,000	*	Qorvo, Inc.	17,659,400
250,000		QUALCOMM, Inc.	15,657,500
455,500		Symantec Corporation	10,590,375
186,900	*	Synaptics, Inc.	16,210,772
175,000		TE Connectivity, Ltd.	11,252,500
75,000	*	Yahoo!, Inc.	2,946,750
			368,496,509
		Materials-3.5%
249,800		Cytec Industries, Inc.	15,120,394
270,000		International Paper Company	12,849,300
350,000		MeadWestvaco Corporation	16,516,500
40,000		Praxair, Inc.	4,782,000
135,000		RPM International, Inc.	6,610,950
319,300	*	Trinseo SA	8,570,012
			64,449,156
		Telecommunication Services-2.0%
475,000		AT&T, Inc.	16,872,000
425,000		Verizon Communications, Inc.	19,809,250
			36,681,250
		Utilities-1.9%
109,600		AGL Resources, Inc.	5,102,976
450,000	*	Dynegy, Inc.	13,162,500
425,000		Exelon Corporation	13,353,500
81,200		NiSource, Inc.	3,701,908
			35,320,884
Total Value of Common Stocks (cost $1,150,228,826)		99.8%	1,851,120,862
Other Assets, Less Liabilities		.2	3,819,172
Net Assets		100.0%	$1,854,940,034

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2015, the cost of investments for federal income tax purposes was $1,156,169,621. Accumulated net unrealized
appreciation on investments was $694,951,241, consisting of
$722,320,242 gross unrealized appreciation and $27,369,001 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,851,120,862	$-	$-	$1,851,120,862

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GLOBAL FUND
June 30, 2015

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.1%
			United States-62.1%
83,856			Accenture, PLC - Class "A"	$ 8,115,584
28,970			Advance Auto Parts, Inc.	4,614,631
52,029			Aetna, Inc.	6,631,616
46,320		*	Alkermes, PLC	2,980,229
38,640		*	Allergan, PLC	11,725,694
12,780		*	Alliance Data Systems Corporation	3,730,993
17,001		*	Amazon.com, Inc.	7,379,964
102,600			American Airlines Group, Inc.	4,097,331
77,315			American International Group, Inc.	4,779,613
93,745			Anadarko Petroleum Corporation	7,317,735
40,360			Apple, Inc.	5,062,153
663,199			Bank of America Corporation	11,287,647
37,490			Becton, Dickinson & Company	5,310,459
13,000		*	Biogen, Inc.	5,251,220
16,945			BlackRock, Inc.	5,862,631
223,460			Bristol-Myers Squibb Company	14,869,028
136,410		*	CBRE Group, Inc. - Class "A"	5,047,170
137,429			Cisco Systems, Inc.	3,773,800
65,100			Delphi Automotive, PLC	5,539,359
55,222			Dunkin' Brands Group, Inc.	3,037,210
43,130			Edison International	2,397,165
50,150			Eli Lilly & Company	4,187,024
24,750		*	Envestnet, Inc.	1,000,643
28,410			Equifax, Inc.	2,758,327
74,496			Estee Lauder Companies, Inc. - Class "A"	6,455,823
77,216		*	Facebook, Inc. - Class "A"	6,622,430
29,080			Goldman Sachs Group, Inc.	6,071,613
17,966		*	Google, Inc. - Class "C"	9,351,483
35,281			Halliburton Company	1,519,553
59,326			Harley-Davidson, Inc.	3,343,020
39,400		*	HCA, Inc.	3,574,368
164,510		*	Hilton Worldwide Holdings Inc.	4,532,251
69,170			Honeywell International, Inc.	7,053,265
20,380		*	Illumina Inc.	4,450,177
96,410			Invesco, Ltd.	3,614,411
23,660			L Brands, Inc.	2,028,372
59,490			Legg Mason, Inc.	3,065,520
31,860			Lincoln National Corporation	1,886,749
26,830			ManpowerGroup, Inc.	2,398,065
12,275			McKesson Corporation	2,759,543
89,960			Merck & Company, Inc.	5,121,423
194,904			Microsoft Corporation	8,605,012
167,130			Mondelez International, Inc. - Class "A"	6,875,728
36,320		*	Monster Beverage Corporation	4,867,606
30,420			Mylan NV	2,064,301
118,125			Nielsen NV	5,288,456
67,730			Northern Trust Corporation	5,178,636
3,393		*	Priceline.com, Inc.	3,906,598
10,660		*	Regeneron Pharmaceuticals, Inc.	5,437,986
60,944			Robert Half International, Inc.	3,382,392
49,790		*	SBA Communications Corporation - Class "A"	5,724,356
27,570			Solera Holdings, Inc.	1,228,519
29,925		*	Teledyne Technologies, Inc.	3,157,387
80,430			Twenty-First Century Fox, Inc. - Class "A"	2,617,594
32,928		*	United Continental Holdings, Inc.	1,745,513
28,430			VF Corporation	1,982,708
116,180			Visa, Inc.	7,801,487
41,673			Vulcan Materials Company	3,497,615
40,425		*	WABCO Holdings, Inc.	5,001,381
60,098			Western Digital Corporation	4,712,885
86,998			WisdomTree Investments, Inc.	1,910,911
				295,592,363
			Japan-7.8%
125,900			Asics Corporation	3,255,901
38,500			Daito Trust Construction Company, Ltd.	3,988,888
73,300			Daiwa House Industry Company, Ltd.	1,708,746
202,800			Honda Motor Company, Ltd.	6,564,466
89,600			Isuzu Motors, Ltd.	1,176,876
69,900		*	Kyushu Electric Power Company, Inc.	811,031
91,800			M3, Inc.	1,846,726
36,240			Mitsui Fudosan Company, Ltd.	1,014,785
85,900			Olympus Corporation	2,968,967
137,330			Seven & i Holdings Company, Ltd.	5,902,323
93,900			Sumitomo Mitsui Financial Group, Inc.	4,188,423
87,700			Tokio Marine Holdings, Inc.	3,650,315
				37,077,447
			China-4.8%
56,287		*	Alibaba Group Holding, Ltd. (ADR)	4,630,731
18,082		*	Baidu.com, Inc. (ADR)	3,599,765
5,219,000			China Construction Bank Corporation	4,766,856
877,000			China Life Insurance Co., Ltd.	3,818,430
486,000			ENN Energy Holdings, Ltd.	2,931,091
209,800		*	Huatai Securities Company, Ltd.	592,736
1,076,000			PICC Property and Casualty Company, Ltd.	2,451,401
				22,791,010
			France-4.4%
108,198			Airbus Group SE	7,020,361
120,512			BNP Paribas SA	7,275,218
73,285			Legrand SA	4,114,509
165,578			Orange SA	2,549,257
				20,959,345
			Germany-2.8%
41,279			Brenntag AG	2,366,807
13,979			Continental AG	3,307,814
279,077			Deutsche Annington Immobilien SE	7,871,578
				13,546,199
			United Kingdom-2.7%
93,483			AstraZeneca, PLC	5,903,277
369,368			Sky, PLC	6,018,393
58,976			Standard Chartered, PLC	944,261
				12,865,931
			India-2.3%
20,030			HDFC Bank, Ltd. (ADR)	1,212,416
1,468,149			ICICI Bank, Ltd.	7,100,972
678,231			State Bank of India	2,798,448
				11,111,836
			Belgium-2.0%
77,098			Anheuser-Busch InBev NV	9,239,933
			Sweden-1.8%
149,959			Electrolux AB - Series "B"	4,699,645
98,239			Hennes & Mauritz AB - B Shares	3,782,685
				8,482,330
			Netherlands-1.6%
303,308			ING Groep NV - CVA	5,007,906
27,781		*	NXP Semiconductors NV	2,728,094
				7,736,000
			Italy-1.0%
71,064			Banca Generali SpA	2,501,952
315,032			FinecoBank Banca Fineco SpA	2,333,818
				4,835,770
			Switzerland-1.0%
85,485		*	Julius Baer Group, Ltd.	4,795,645
			Spain-1.0%
143,888			Industria de Diseno Textil SA	4,676,865
			South Korea-.9%
111,887			SK Hynix, Inc.	4,242,969
			Hong Kong-.6%
75,598			Hong Kong Exchanges & Clearing, Ltd.	2,668,320
			Ireland-.4%
74,671			CRH, PLC	2,095,444
			Mexico-.4%
54,300			Corporacion Inmobiliaria Vesta SAB de CV	88,442
196,630		*	Cemex SAB de CV	1,801,131
				1,889,573
			Canada-.3%
34,655			Imperial Oil, Ltd.	1,338,754
			Brazil-.2%
121,760		*	Petroleo Brasileiro SA - Petrobras (ADR)	1,101,928
Total Value of Common Stocks (cost $424,053,332)				467,047,662
			PREFERRED STOCKS-.3%
			Germany
5,834			Volkswagen AG (cost $1,409,891)	1,352,842
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.9%
			United States
			Federal Home Loan Bank:
$ 2,000	M		0.06%, 8/5/2015	1,999,942
2,400	M		0.045%, 8/18/2015	2,399,904
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,399,739)				4,399,846
Total Value of Investments (cost $429,862,962)			99.3%	472,800,350
Other Assets, Less Liabilities			.7	3,169,733
Net Assets			100.0%	$ 475,970,083

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

At June 30, 2015, the cost of investments for federal income tax purposes was $430,125,796. Accumulated net unrealized
appreciation on investments was $42,674,554, consisting of
$52,755,439 gross unrealized appreciation and $10,080,885 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$295,592,363	$-	$-	$295,592,363
Japan	37,077,447	-	-	37,077,447
China	22,791,010	-	-	22,791,010
France	20,959,345	-	-	20,959,345
Germany	13,546,199	-	-	13,546,199
United Kingdom	12,865,931	-	-	12,865,931
India	11,111,836	-	-	11,111,836
Belgium	9,239,933	-	-	9,239,933
Sweden	8,482,330	-	-	8,482,330
Netherlands	7,736,000	-	-	7,736,000
Italy	4,835,770	-	-	4,835,770
Switzerland	4,795,645	-	-	4,795,645
Spain	4,676,865	-	-	4,676,865
South Korea	4,242,969	-	-	4,242,969
Hong Kong	2,668,320	-	-	2,668,320
Ireland	2,095,444	-	-	2,095,444
Mexico	1,889,573	-	-	1,889,573
Canada	1,338,754	-	-	1,338,754
Brazil	1,101,928	-	-	1,101,928
Preferred Stocks
Germany	1,352,842	-	-	1,352,842
Short-Term U.S. Government
Agency Obligations	-	4,399,846	-	4,399,846
Total Investments in Securities	$468,400,504	$4,399,846	$-	$472,800,350

During the period ended June 30, 2015, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
June 30, 2015

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.2%
			Consumer Discretionary-15.3%
245,200			Coach, Inc.	$8,486,372
594,800			Gentex Corporation	9,766,616
133,800			Home Depot, Inc.	14,869,194
134,300			Kohl's Corporation	8,408,523
254,400			Starbucks Corporation	13,639,656
119,000			Wyndham Worldwide Corporation	9,747,290
				64,917,651
			Consumer Staples-9.0%
92,900			Clorox Company	9,663,458
95,700			Kimberly-Clark Corporation	10,141,329
252,700			Kroger Company	18,323,277
				38,128,064
			Energy-5.1%
43,000			Chevron Corporation	4,148,210
46,400			ExxonMobil Corporation	3,860,480
70,600			Helmerich & Payne, Inc.	4,971,652
191,200			SM Energy Company	8,818,144
				21,798,486
			Financials-9.2%
112,800			Comerica, Inc.	5,788,896
125,200			Discover Financial Services	7,214,024
42,800			IntercontinentalExchange, Inc.	9,570,508
53,800			Travelers Companies, Inc.	5,200,308
248,900			Voya Financial, Inc.	11,566,383
				39,340,119
			Health Care-20.4%
65,800		*	Allergan, PLC	19,967,668
44,900			C.R. Bard, Inc.	7,664,430
121,000			Gilead Sciences, Inc.	14,166,680
321,000		*	Hologic, Inc.	12,217,260
55,900			Johnson & Johnson	5,448,014
68,600			McKesson Corporation	15,421,966
165,700		*	Quintiles Transnational Holdings, Inc.	12,031,477
				86,917,495
			Industrials-11.0%
209,900			Alaska Air Group, Inc.	13,523,857
87,400			Boeing Company	12,124,128
122,100			Cintas Corporation	10,328,439
76,300			General Dynamics Corporation	10,810,947
				46,787,371
			Information Technology-24.8%
142,300			Amdocs, Ltd.	7,768,157
84,700		*	ANSYS, Inc.	7,728,028
191,200			Apple, Inc.	23,981,260
326,900		*	Aspen Technology, Inc.	14,890,295
359,000			Cisco Systems, Inc.	9,858,140
93,700			DST Systems, Inc.	11,804,326
76,700		*	F5 Networks, Inc.	9,230,845
80,500			FactSet Research Systems, Inc.	13,082,055
235,200			Hewlett-Packard Company	7,058,352
				105,401,458
			Materials-2.4%
100,000			LyondellBasell Industries NV - Class "A"	10,352,000
Total Value of Common Stocks (cost $297,012,724)				413,642,644
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.5%
			Federal Home Loan Bank:
$ 2,400	M		0.06%, 7/6/2015	2,399,997
2,000	M		0.065%, 8/5/2015	1,999,942
1,700	M		0.07%, 8/5/2015	1,699,951
2,500	M		0.06%, 8/7/2015	2,499,923
2,000	M		0.07%, 8/7/2015	1,999,938
Total Value of Short-Term U.S. Government Agency Obligations (cost $10,599,440)				10,599,751
Total Value of Investments (cost $307,612,164)			99.7%	424,242,395
Other Assets, Less Liabilities			.3	1,272,152
Net Assets			100.0%	$ 425,514,547

*	Non-income producing

At June 30, 2015, the cost of investments for federal income tax purposes was $307,612,164. Accumulated net unrealized appreciation on investments was $116,630,231, consisting of $122,305,532 gross unrealized appreciation and $5,675,301 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$413,642,644	$-	$-	$413,642,644
Short-Term U.S Government
Agency Obligations	-	10,599,751	-	10,599,751
Total Investments in Securities*	$413,642,644	$10,599,751	$-	$424,242,395

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
June 30, 2015

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.0%
			Consumer Discretionary-22.5%
500,000			American Eagle Outfitters, Inc.	$ 8,610,000
175,000		*	Belmond, Ltd. - Class "A"	2,185,750
1,000		*	Bojangles', Inc.	23,860
160,000			BorgWarner, Inc.	9,094,400
207,500			CST Brands, Inc.	8,104,950
235,000			Delphi Automotive, PLC	19,996,150
26,800		*	El Pollo Loco Holdings, Inc.	555,028
137,000			Ethan Allen Interiors, Inc.	3,608,580
250,000			Finish Line, Inc. - Class "A"	6,955,000
205,000			Foot Locker, Inc.	13,737,050
60,200			GNC Holdings, Inc. - Class "A"	2,677,696
230,000			Hanesbrands, Inc.	7,663,600
60,000			Harman International Industries, Inc.	7,136,400
55,000		*	Helen of Troy, Ltd.	5,361,950
255,600		*	Jarden Corporation	13,227,300
90,000			L Brands, Inc.	7,715,700
115,000			Lear Corporation	12,909,900
185,000			Newell Rubbermaid, Inc.	7,605,350
50,000			Nordstrom, Inc.	3,725,000
171,200			Penske Automotive Group, Inc.	8,921,232
25,000			Ralph Lauren Corporation	3,309,000
450,000			Ruth's Hospitality Group, Inc.	7,254,000
260,000		*	ServiceMaster Global Holdings, Inc.	9,404,200
260,000			Stein Mart, Inc.	2,722,200
390,000		*	TRI Pointe Homes, Inc.	5,967,000
160,000			Tupperware Brands Corporation	10,326,400
60,000			Whirlpool Corporation	10,383,000
425,000		*	William Lyon Homes - Class "A"	10,909,750
220,100			Winnebago Industries, Inc.	5,192,159
25,000			Wyndham Worldwide Corporation	2,047,750
				217,330,355
			Consumer Staples-5.0%
150,000			Avon Products, Inc.	939,000
105,000			Cal-Maine Foods, Inc.	5,481,000
98,000		*	Coty, Inc. - Class "A"	3,133,060
250,000			Delhaize Group (ADR)	5,157,500
20,000			McCormick & Company, Inc.	1,619,000
235,000			Nu Skin Enterprises, Inc. - Class "A"	11,075,550
217,500			Pinnacle Foods, Inc.	9,904,950
94,233			Tootsie Roll Industries, Inc.	3,044,668
185,000			Tyson Foods, Inc.	7,886,550
				48,241,278
			Energy-3.4%
30,000		*	Dril-Quip, Inc.	2,257,500
82,500			Ensco, PLC - Class "A"	1,837,275
80,000			EOG Resources, Inc.	7,004,000
90,000			EQT Corporation	7,320,600
144,000		*	Helix Energy Solutions Group, Inc.	1,818,720
85,000			Hess Corporation	5,684,800
139,700			National Oilwell Varco, Inc.	6,744,716
				32,667,611
			Financials-11.4%
60,000			Ameriprise Financial, Inc.	7,495,800
220,000			Berkshire Hills Bancorp, Inc.	6,265,600
308,600			Brixmor Property Group, Inc. (REIT)	7,137,918
88,500			Citizens Financial Group, Inc.	2,416,935
170,000			Discover Financial Services	9,795,400
150,000			Douglas Emmett, Inc. (REIT)	4,041,000
45,000			Federal Realty Investment Trust (REIT)	5,764,050
90,000			Financial Select Sector SPDR Fund (ETF)	2,194,200
115,000			First Republic Bank	7,248,450
100,000			iShares Core S&P Mid-Cap ETF (ETF)	14,998,000
116,000			iShares Russell 2000 ETF (ETF)	14,483,760
120,000			NASDAQ OMX Group, Inc.	5,857,200
150,000		*	Realogy Holdings Corporation	7,008,000
92,000			SPDR S&P Regional Banking (ETF)	4,062,720
210,600			Sterling Bancorp	3,095,820
175,000			Waddell & Reed Financial, Inc. - Class "A"	8,279,250
				110,144,103
			Health Care-19.5%
105,000		*	Allergan, PLC	31,863,300
80,000		*	Centene Corporation	6,432,000
75,000			DENTSPLY International, Inc.	3,866,250
180,000			Gilead Sciences, Inc.	21,074,400
145,000			Hill-Rom Holdings, Inc.	7,877,850
185,100		*	Lannett Company, Inc.	11,002,344
80,000			McKesson Corporation	17,984,800
145,000			Omnicare, Inc.	13,666,250
95,000			Perrigo Company, PLC	17,558,850
250,200			Phibro Animal Health Corporation - Class "A"	9,742,788
424,600		*	Prestige Brands Holdings, Inc.	19,633,504
125,000			Thermo Fisher Scientific, Inc.	16,220,000
425,000		*	VWR Corporation	11,360,250
				188,282,586
			Industrials-12.5%
160,000			A.O. Smith Corporation	11,516,800
272,500			Advanced Drainage Systems, Inc.	7,992,425
230,000			Altra Industrial Motion Corporation	6,251,400
50,000			G&K Services, Inc. - Class "A"	3,457,000
135,000		*	Generac Holdings, Inc.	5,366,250
215,000			Greenbrier Companies, Inc.	10,072,750
220,000			ITT Corporation	9,204,800
82,500			J.B. Hunt Transport Services, Inc.	6,772,425
85,200			Nielsen NV	3,814,404
145,000			Regal-Beloit Corporation	10,525,550
40,000			Roper Industries, Inc.	6,898,400
135,000			Ryder System, Inc.	11,794,950
75,000			Snap-On, Inc.	11,943,750
40,100		*	TAL International Group, Inc.	1,267,160
60,000			Textainer Group Holdings, Ltd.	1,560,600
162,200			Textron, Inc.	7,238,986
43,100		*	United Rentals, Inc.	3,776,422
68,400		*	Univar, Inc.	1,780,452
				121,234,524
			Information Technology-13.2%
254,000		*	ARRIS Group, Inc.	7,772,400
145,000			Avago Technologies, Ltd.	19,274,850
85,000			CDW Corporation	2,913,800
90,000		*	Fiserv, Inc.	7,454,700
300,000			Juniper Networks, Inc.	7,791,000
30,000			Lam Research Corporation	2,440,500
400,000			Mentor Graphics Corporation	10,572,000
251,800			Methode Electronics, Inc.	6,911,910
285,000		*	PTC, Inc.	11,690,700
160,000		*	Qorvo, Inc.	12,843,200
275,000			Symantec Corporation	6,393,750
143,900		*	Synaptics, Inc.	12,481,167
120,000			TE Connectivity, Ltd.	7,716,000
275,000			Technology Select Sector SPDR Fund (ETF)	11,385,000
				127,640,977
			Materials-5.2%
153,300			Cytec Industries, Inc.	9,279,249
160,000			International Paper Company	7,614,400
245,000			MeadWestvaco Corporation	11,561,550
40,000			Praxair, Inc.	4,782,000
55,000			Sigma-Aldrich Corporation	7,664,250
359,000		*	Trinseo SA	9,635,560
				50,537,009
			Utilities-4.3%
154,500			AGL Resources, Inc.	7,193,520
350,000		*	Dynegy, Inc.	10,237,500
69,000			NiSource, Inc.	3,145,710
144,800			Portland General Electric Company	4,801,568
135,000			SCANA Corporation	6,837,750
200,000			WEC Energy Group, Inc.	8,994,000
				41,210,048
Total Value of Common Stocks (cost $607,880,276)				937,288,491
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.0%
			Federal Home Loan Bank:
$1,500	M		0.045%, 8/18/2015	1,499,940
8,000	M		0.06%, 8/7/2015	7,999,752
13,000	M		0.065%, 7/20/2015	12,999,935
4,727	M		0.065%, 7/24/2015	4,726,972
1,300	M		0.08%, 8/5/2015	1,299,962
Total Value of Short-Term U.S. Government Agency Obligations (cost $28,525,673)				28,526,561
Total Value of Investments (cost $636,405,949)			100.0%	965,815,052
Other Assets, Less Liabilities			-	407,101
Net Assets			100.0%	$ 966,222,153

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2015, the cost of investments for federal income tax purposes was $636,405,949. Accumulated net unrealized appreciation on investments was $329,409,103, consisting of $345,549,981 gross unrealized appreciation and $16,140,878 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 937,288,491	$ -	$ -	$ 937,288,491
Short-Term U.S Government
Agency Obligations	-	28,526,561	-	28,526,561
Total Investments in Securities*	$ 937,288,491	$ 28,526,561	$ -	$ 965,815,052

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
June 30, 2015

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.5%
			Consumer Discretionary-19.6%
143,500		*	1-800-FLOWERS.COM, Inc. - Class "A"	$ 1,501,010
268,500			American Eagle Outfitters, Inc.	4,623,570
176,300		*	Belmond, Ltd. - Class "A"	2,201,987
165,500		*	Century Communities, Inc.	3,331,515
165,500			CST Brands, Inc.	6,464,430
59,000			Ethan Allen Interiors, Inc.	1,554,060
134,500			Finish Line, Inc. - Class "A"	3,741,790
262,950		*	Fox Factory Holding Corporation	4,228,236
170,500			Hanesbrands, Inc.	5,681,060
36,500			Harman International Industries, Inc.	4,341,310
154,500		*	Jarden Corporation	7,995,375
115,000		*	Live Nation Entertainment, Inc.	3,161,350
60,500			Oxford Industries, Inc.	5,290,725
95,500			Penske Automotive Group, Inc.	4,976,505
106,000		*	Performance Sports Group, Ltd.	1,908,000
243,500			Regal Entertainment Group - Class "A"	5,091,585
306,500			Ruth's Hospitality Group, Inc.	4,940,780
175,000		*	ServiceMaster Global Holdings, Inc.	6,329,750
70,000		*	Starz - Class "A"	3,130,400
215,000		*	TRI Pointe Homes, Inc.	3,289,500
76,000			Tupperware Brands Corporation	4,905,040
70,000		*	Visteon Corporation	7,348,600
176,000		*	William Lyon Homes - Class "A"	4,517,920
130,600			Winnebago Industries, Inc.	3,080,854
				103,635,352
			Consumer Staples-2.0%
47,200			Cal-Maine Foods, Inc.	2,463,840
16,500			Nu Skin Enterprises, Inc. - Class "A"	777,645
109,000			Pinnacle Foods, Inc.	4,963,860
77,699			Tootsie Roll Industries, Inc.	2,510,455
				10,715,800
			Energy-2.9%
31,000		*	Black Stone Minerals, LP	533,820
34,500		*	Dril-Quip, Inc.	2,596,125
119,500		*	Helix Energy Solutions Group, Inc.	1,509,285
59,500			iShares U.S. Energy ETF (ETF)	2,521,610
137,000			Western Refining, Inc.	5,975,940
62,000		*	Whiting Petroleum Corporation	2,083,200
				15,219,980
			Financials-20.5%
144,000			American Financial Group, Inc.	9,365,760
87,000			Aspen Insurance Holdings, Ltd.	4,167,300
97,700		*	Atlas Financial Holdings, Inc.	1,937,391
189,000			Berkshire Hills Bancorp, Inc.	5,382,720
203,000			Brixmor Property Group, Inc. (REIT)	4,695,390
106,000			Brown & Brown, Inc.	3,483,160
159,500			Douglas Emmett, Inc. (REIT)	4,296,930
109,000		*	FCB Financial Holdings, Inc. - Class "A"	3,466,200
43,500			Federal Realty Investment Trust (REIT)	5,571,915
145,000			FelCor Lodging Trust, Inc.	1,432,600
387,000			Financial Select Sector SPDR Fund (ETF)	9,435,060
138,500		*	Green Bancorp, Inc.	2,127,360
63,000			iShares Russell 2000 ETF (ETF)	7,866,180
66,500			Montpelier Re Holdings, Ltd.	2,626,750
159,150			OceanFirst Financial Corporation	2,968,147
51,500			Prosperity Bancshares, Inc.	2,973,610
66,500			Simmons First National Corporation - Class "A"	3,104,220
229,500			SPDR S&P Regional Banking (ETF)	10,134,720
410,000			Sterling Bancorp	6,027,000
393,500		*	Strategic Hotels & Resorts, Inc. (REIT)	4,769,220
146,000			Sunstone Hotel Investors, Inc. (REIT)	2,191,460
189,000			TCF Financial Corporation	3,139,290
127,500			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	2,381,700
57,500			Waddell & Reed Financial, Inc. - Class "A"	2,720,325
180,500			WP Glimcher, Inc.	2,442,165
				108,706,573
			Health Care-14.6%
70,000		*	ANI Pharmaceuticals, Inc.	4,343,500
130,000		*	Centene Corporation	10,452,000
251,000		*	DepoMed, Inc.	5,386,460
149,525		*	Exactech, Inc.	3,114,606
81,000			Hill-Rom Holdings, Inc.	4,400,730
281,500		*	Horizon Pharma, PLC	9,779,310
63,000		*	ICON, PLC	4,239,900
95,000		*	Lannett Company, Inc.	5,646,800
112,500			Omnicare, Inc.	10,603,125
103,000			PerkinElmer, Inc.	5,421,920
149,500			Phibro Animal Health Corporation - Class "A"	5,821,530
76,500		*	Surgical Care Affilates, Inc.	2,936,070
700		*	Teladoc, Inc.	13,300
195,000		*	VWR Corporation	5,212,350
				77,371,601
			Industrials-15.9%
101,700			A.O. Smith Corporation	7,320,366
149,000			Advanced Drainage Systems, Inc.	4,370,170
122,000			Altra Industrial Motion Corporation	3,315,960
35,500			G&K Services, Inc. - Class "A"	2,454,470
89,000		*	Generac Holdings, Inc.	3,537,750
95,500			Greenbrier Companies, Inc.	4,474,175
47,500			Industrial Select Sector SPDR Fund (ETF)	2,567,850
155,000			ITT Corporation	6,485,200
173,500			Kforce, Inc.	3,967,945
335,500		*	NCI Building Systems, Inc.	5,055,985
59,000			Orbital ATK, Inc.	4,328,240
87,000		*	Patrick Industries, Inc.	3,310,350
8,500			Precision Castparts Corporation	1,698,895
80,000			Regal-Beloit Corporation	5,807,200
115,500			Ryder System, Inc.	10,091,235
47,000			Snap-On, Inc.	7,484,750
34,500			Standex International Corporation	2,757,585
22,600		*	United Rentals, Inc.	1,980,212
131,000		*	Univar, Inc.	3,409,930
				84,418,268
			Information Technology-15.3%
100,500		*	Advanced Energy Industries, Inc.	2,762,745
155,000		*	ARRIS Group, Inc.	4,743,000
70,500			Avnet, Inc.	2,898,255
143,000			CDW Corporation	4,902,040
146,000		*	CommScope Holding Company, Inc.	4,454,460
39,500			IAC/InterActiveCorp	3,146,570
26,000			iShares U.S. Technology ETF (ETF)	2,721,420
187,000		*	JDS Uniphase Corporation	2,165,460
244,500			Mentor Graphics Corporation	6,462,135
167,800			Methode Electronics, Inc.	4,606,110
125,800		*	Microsemi Corporation	4,396,710
78,000			MKS Instruments, Inc.	2,959,320
149,000		*	Newport Corporation	2,825,040
222,000		*	Orbotech, Ltd.	4,617,600
77,000		*	OSI Systems, Inc.	5,450,830
159,500		*	PTC, Inc.	6,542,690
209,800		*	QLogic Corporation	2,977,062
35,500		*	Qorvo, Inc.	2,849,585
60,000		*	Synaptics, Inc.	5,204,100
67,000		*	Verint Systems, Inc.	4,069,915

				80,755,047
			Materials-4.5%
95,500			AptarGroup, Inc.	6,090,035
307,700		*	Ferro Corporation	5,163,206
47,000			Huntsman Corporation	1,037,290
53,000			MeadWestvaco Corporation	2,501,070
38,000			Olin Corporation	1,024,100
49,500			Sensient Technologies Corporation	3,382,830
174,600		*	Trinseo SA	4,686,264
				23,884,795
			Utilities-3.2%
59,000			AGL Resources, Inc.	2,747,040
166,500		*	Dynegy, Inc.	4,870,125
94,500			Portland General Electric Company	3,133,620
59,000			SCANA Corporation	2,988,350
69,000			WEC Energy Group, Inc.	3,102,930
				16,842,065
Total Value of Common Stocks (cost $413,733,264)				521,549,481
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.6%
			Federal Home Loan Bank:
$2,000	M		0.045%, 7/31/2015	1,999,984
1,000	M		0.085%, 8/11/2015	999,966
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,999,828)				2,999,950
Total Value of Investments (cost $416,733,092)			99.1%	524,549,431
Other Assets, Less Liabilities			.9	4,822,197
Net Assets			100.0%	$529,371,628

*	Non-income producing

Summary of Abbreviations:
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2015, the cost of investments for federal income tax purposes was $417,064,547. Accumulated net unrealized
appreciation on investments was $107,484,884, consisting of
$119,617,000 gross unrealized appreciation and $12,132,116 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 521,549,481	$ -	$ -	$ 521,549,481
Short-Term U.S Government			-
Agency Obligations	-	2,999,950	-	2,999,950
Total Investments in Securities*	$ 521,549,481	$ 2,999,950	$ -	$ 524,549,431

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
REAL ESTATE FUND
June 30, 2015

Shares		Security		Value
		COMMON STOCKS-98.0%
		Apartments REITs-18.5%
7,292		American Campus Communities, Inc.		$ 274,835
12,600		Apartment Investment & Management Company - Class "A"		465,318
13,047		AvalonBay Communities, Inc.		2,085,824
5,025		Camden Property Trust		373,257
1,233		Education Realty Trust, Inc.		38,667
32,113		Equity Residential		2,253,369
2,026		Essex Property Trust, Inc.		430,525
12,747		Home Properties, Inc.		931,168
548		Mid-America Apartment Communities, Inc.		39,900
18,567		Post Properties, Inc.		1,009,488
1,322		UDR, Inc.		42,344
				7,944,695
		Diversified REITs-7.9%
430		American Tower Corporation		40,115
14,070		CorEnergy Infrastructure Trust, Inc.		88,922
1,715		CoreSite Realty Corporation		77,930
32,374		Corrections Corporation of America		1,070,932
3,087		Digital Realty Trust, Inc.		205,841
14,916		Duke Realty Corporation		276,990
2,487		DuPont Fabros Technology, Inc.		73,242
317		Liberty Property Trust		10,214
23,318		Retail Properties of America, Inc. - Class "A"		324,820
1,822		STORE Capital Corporation		36,622
11,890		Vornado Realty Trust		1,128,718
2,840		Whitestone REIT		36,977
				3,371,323
		Health Care REITs-13.4%
54,670		HCP, Inc.		1,993,815
19,402		Health Care REIT, Inc.		1,273,353
1,630		Healthcare Realty Trust, Inc.		37,914
6,260		Healthcare Trust of America, Inc.		149,927
1,650		LTC Properties, Inc.		68,640
6,730		Omega Heathcare Investors, Inc.		231,041
32,255		Ventas, Inc.		2,002,713
				5,757,403
		Hotels REITs-3.9%
13,058		Hospitality Properties Trust		376,331
64,189		Host Hotels & Resorts, Inc.		1,272,868
470		Sunstone Hotel Investors, Inc.		7,055
				1,656,254
		Manufactured Homes REITs-1.4%
2,973		Equity LifeStyle Properties, Inc.		156,320
6,990		Sun Communities, Inc.		432,192
				588,512
		Mortgage REITs-2.3%
53,907		American Capital Agency Corporation		990,272
		Office Property REITs-10.1%
5,765		Alexandria Real Estate Equities, Inc.		504,207
9,620		BioMed Realty Trust, Inc.		186,051
13,401		Boston Properties, Inc.		1,622,057
5,700		Brandywine Realty Trust		75,696
17,825		Corporate Office Properties Trust		419,600
5,120		Douglas Emmett, Inc.		137,933
24,630	*	Equity Commonwealth		632,252
3,868		First Potomac Realty Trust		39,840
424		Franklin Street Properties Corporation		4,795
7,118		Mack-Cali Realty Corporation		131,185
8,550		New York REIT, Inc.		85,072
16,837		Paramount Group, Inc.		288,923
4,600		Piedmont Office Realty Trust, Inc. - Class "A"		80,914
1,102		SL Green Realty Corporation		121,099
				4,329,624
		Regional Malls REITs-19.1%
27,850		CBL & Associates Properties, Inc.		451,170
30,998		General Growth Properties, Inc.		795,409
6,790		Macerich Company		506,534
5,692		Pennsylvania Real Estate Investment Trust		121,467
25,151		Simon Property Group, Inc.		4,351,626
20,170		Tanger Factory Outlet Centers, Inc.		639,389
18,804		Taubman Centers, Inc.		1,306,878
				8,172,473
		Shopping Centers REITs-6.2%
1,282		Acadia Realty Trust		37,319
5,800		Cedar Realty Trust, Inc.		37,120
17,366		DDR Corporation		268,478
13,670		Equity One, Inc.		319,058
3,240		Federal Realty Investment Trust		415,012
35,200		Kimco Realty Corporation		793,408
3,710		Kite Realty Group Trust		90,784
2,580		Ramco-Gershenson Properties Trust		42,106
5,202		Regency Centers Corporation		306,814
5,895		Weingarten Realty Investors		192,707
13,386		WP Glimcher, Inc.		181,113
				2,683,919
		Single Tenant REITs-3.9%
4,551		National Retail Properties, Inc.		159,330
8,928		Realty Income Corporation		396,314
49,100		Select Income REIT		1,013,424
13,570		Spirit Realty Capital, Inc.		131,222
				1,700,290
		Storage REITs-9.1%
11,838		CubeSmart		274,168
1,060		Extra Space Storage, Inc.		69,133
32,615		Iron Mountain, Inc.		1,011,065
13,295		Public Storage		2,451,199
1,119		Sovran Self Storage, Inc.		97,252
				3,902,817
		Warehouse/Industrial REITs-2.2%
2,110		DCT Industrial Trust, Inc.		66,338
3,127		EastGroup Properties, Inc.		175,831
6,290		First Industrial Realty Trust, Inc.		117,812
15,760		Prologis, Inc.		584,696
				944,677
Total Value of Common Stocks (cost $45,311,912)			98.0%	42,042,259
Other Assets, Less Liabilities			2.0	845,115
Net Assets			100.0%	$ 42,887,374

*	Non-income producing

Summary of Abbreviations:
REITs Real Estate Investment Trusts

At June 30, 2015, the cost of investments for federal income tax purposes was $45,311,912. Accumulated net unrealized
depreciation on investments was $3,269,653, consisting of $13,749 gross unrealized appreciation and $3,283,402 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$42,042,259	$-	$-	$42,042,259

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
June 30, 2015

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-97.7%
			United Kingdom-20.2%
287,270			British American Tobacco, PLC		$ 15,414,290
142,124			Diageo, PLC		4,111,154
258,647			Domino's Pizza Group, PLC		3,157,701
102,112			Imperial Tobacco Group, PLC		4,920,770
2,519,461			Lloyds Banking Group, PLC		3,374,377
122,791		*	Persimmon, PLC		3,810,449
119,580			Reckitt Benckiser Group, PLC		10,311,342
144,739			SABMiller, PLC		7,513,947
					52,614,030
			Switzerland-15.4%
793			Chocoladefabriken Lindt & Spruengli AG		4,193,371
47,342			Compagnie Financiere Richemont SA		3,850,857
26,628		*	DKSH Holding, Ltd.		1,925,293
143,360			Nestle SA - Registered		10,350,072
41,431			Roche Holding AG - Genusscheine		11,610,163
1,643			SGS SA - Registered		2,997,976
243,005		*	UBS Group AG		5,154,061
					40,081,793
			India-11.5%
617,874		*	HDFC Bank, Ltd.		10,354,338
8,095			HDFC Bank, Ltd. (ADR)		489,990
662,228			Housing Development Finance Corporation, Ltd.		13,482,184
1,137,323			ITC, Ltd.		5,628,570
					29,955,082
			France-8.5%
28,150			Air Liquide SA		3,560,411
193,159			Bureau Veritas SA		4,449,001
39,278			Essilor International SA		4,685,440
8,815			Hermes International		3,288,255
21,197			L'Oreal SA		3,781,043
21,313			Pernod Ricard SA		2,461,623
					22,225,773
			United States-6.1%
127,380			Philip Morris International, Inc.		10,212,055
4,868		*	Priceline.com, Inc.		5,604,869

					15,816,924
			Canada-6.0%
91,885			Alimentation Couche-Tard - Class "B"		3,929,206
81,553			Bank of Nova Scotia		4,209,545
117,825			Enbridge, Inc.		5,510,135
105,510			Silver Wheaton Corporation		1,828,896
					15,477,782
			China-4.8%
42,081		*	Alibaba Group Holding, Ltd. (ADR)		3,462,004
24,435		*	Baidu.com, Inc. (ADR)		4,864,520
204,310			Tencent Holdings, Ltd.		4,077,476
					12,404,000
			Netherlands-4.3%
266,945			Unilever NV-CVA		11,117,004
			Denmark-4.2%
23,104			Coloplast A/S - Series "B"		1,516,007
170,028			Novo Nordisk A/S - Series "B"		9,263,768
					10,779,775
			Australia-3.8%
78,256			CSL, Ltd.		5,220,931
99,306			Ramsay Health Care, Ltd.		4,709,812
					9,930,743
			Spain-2.4%
278,092			Banco Bilbao Vizcaya Argentaria SA		2,725,796
87,947			Grifols SA		3,542,471
					6,268,267
			Hong Kong-2.3%
212,366			Cheung Kong Infrastructure Holdings, Ltd.		1,649,275
328,717			Link REIT (REIT)		1,925,260
737,995			Sands China, Ltd.		2,484,880
					6,059,415
			Germany-2.2%
23,232			Bayer AG		3,251,776
31,300			Fresenius Medical Care AG & Company		2,583,616
					5,835,392
			Japan-1.7%
26,900			Daito Trust Construction Company, Ltd.		2,787,041
71,500			Uni-Charm Corporation		1,699,794
					4,486,835
			South Africa-1.7%
27,663			Naspers, Ltd.		4,308,843
			Brazil-1.2%
219,619			Cielo SA		3,104,517
			Ireland-1.0%
29,589			Paddy Power, PLC		2,535,738
			South Korea-.4%
2,821			Amorepacific Corporation		1,057,132

Total Value of Common Stocks (cost $200,178,002)					254,059,045
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.5%
			United States
			Federal Home Loan Bank:
$3,000	M		0.06%, 7/17/2015		2,999,988
1,000	M		0.045%, 8/18/2015		999,960
Total Value of Short-Term U.S. Government Agency Obligations (cost $3,999,860)					3,999,948
Total Value of Investments (cost $204,177,862)				99.2%	258,058,993
Other Assets, Less Liabilities				.8	2,089,617
Net Assets				100.0%	$ 260,148,610

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

At June 30, 2015, the cost of investments for federal income tax purposes was $204,887,393. Accumulated net unrealized appreciation on investments was $53,171,600, consisting of $58,591,689 gross unrealized appreciation and $5,420,089 gross unrealized depreciation.

The Fund's asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$52,614,030	$-	$-	$52,614,030
Switzerland	40,081,793	-	-	40,081,793
India	29,955,082	-	-	29,955,082
France	22,225,773	-	-	22,225,773
United States	15,816,924	-	-	15,816,924
Canada	15,477,782	-	-	15,477,782
China	12,404,000	-	-	12,404,000
Netherlands	11,117,004	-	-	11,117,004
Denmark	10,779,775	-	-	10,779,775
Australia	9,930,743	-	-	9,930,743
Spain	6,268,267	-	-	6,268,267
Hong Kong	6,059,415	-	-	6,059,415
Germany	5,835,392	-	-	5,835,392
Japan	4,486,835	-	-	4,486,835
South Africa	4,308,843	-	-	4,308,843
Brazil	3,104,517	-	-	3,104,517
Ireland	2,535,738	-	-	2,535,738
South Korea	1,057,132	-	-	1,057,132
Short-Term U.S. Government
Agency Obligations	-	3,999,948	-	3,999,948
Total Investments in Securities	$254,059,045	$3,999,948	$-	$258,058,993

During the period ended June 30, 2015, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of  the  reporting  period.

Security Valuation – Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust’s Board of Trustees (“the Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of First Investors Management Company, Inc.’s (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use estimates from a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of June 30, 2015, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 27, 2015